Subsequent events (Details Narrative) - USD ($)			1 Months Ended								6 Months Ended
	Nov. 03, 2022	Nov. 12, 2020	Jul. 31, 2023	Jan. 31, 2023	Jan. 30, 2023	Dec. 31, 2022	Aug. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 28, 2021	Jun. 30, 2023	Jul. 10, 2023	Oct. 30, 2016
WISeKey International Holding AG
Subsequent Event [Line Items]
Line of Credit Facility, Description		to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of Credit Facility, Interest Rate During Period		3.00%
SEALS Corp | Common Stock
Subsequent Event [Line Items]
Shares issued to parent											100
SEALS Corp | WISeKey International Holding AG
Subsequent Event [Line Items]
Long-Term Line of Credit					$ 5,000,000								$ 1,163,406
Line of Credit Facility, Description		to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of Credit Facility, Interest Rate During Period		3.00%			2.50%						12.30%
the "Group"
Subsequent Event [Line Items]
Proceeds from related party						$ 283,754	$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate						3.00%	3.00%	3.00%	3.00%	3.00%
Maturity date						Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
the "Group" | SEALS Corp
Subsequent Event [Line Items]
Proceeds from related party						$ 283,754	$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate						3.00%	3.00%	3.00%	3.00%	3.00%
Maturity date						Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event | WISeKey International Holding AG | Common Stock
Subsequent Event [Line Items]
Shares issued to parent				7,501,400
Subsequent Event | WISeKey International Holding AG | Class F
Subsequent Event [Line Items]
Shares issued to parent				1,499,700
Price per share				$ 0.05
Subsequent Event | SEALS Corp | Private Placement
Subsequent Event [Line Items]
Proceeds from issuance of private placement			$ 10,000,000
Private placement, description of transaction			the Company issued to the Investors (i) 4% Senior Original Issue Discount Convertible Notes due 2025 in an aggregate principal amount of USD 10 million, convertible into SEALSQ’s ordinary shares, and (ii) warrants with a 5-year maturity. The Senior Original Issue Discount Convertible bears a 4% per annum interest rate
Capital shares reserved for future issuance			8,000,000
Subsequent Event | Shareholder | SEALS Corp
Subsequent Event [Line Items]
Shares issued												8,184
Subsequent Event | the "Group"
Subsequent Event [Line Items]
Proceeds from related party	$ 1,286,580						$ 381,879	$ 444,542
Interest rate	2.50%						3.00%	3.00%
Maturity date	Nov. 30, 2022						Dec. 31, 2024	Dec. 31, 2024
Revolving credit agreement, description	the Group and WISeKey entered into the Third and the Fourth Amendments to the Revolving Credit Agreement pursuant to which the interest rate of the loans issued under the Revolving Credit Agreement is brought to 2.5% per annum and the end of the credit period is set as November 30, 2022 or any date mutually agreed in writing. Management has assessed the effect of these changes on the going concern basis used in the financial statements. The amendment of the credit period was required because it is planned that WISeKey and the Group will enter into a Capital Increase Agreement whereby an amount of approximately USD 7 million owed to WISeKey by the Group will be converted into a capital contribution by way of an offset with the outstanding debt. Under the terms of this agreement, the capital of WISeKey Semiconductors SAS will be increased by USD 7 million and the balance owed to WISeKey will reduce by an equivalent amount. In order to effect this planned capital contribution, French law requires that the debt to be converted be immediately repayable or overdue, which prompted the change in the end date of the credit period to November 30, 2022
Subsequent Event | the "Group" | Line of Credit
Subsequent Event [Line Items]
Long-Term Line of Credit				$ 5,000,000
Line of Credit Facility, Description				instalments of no more than USD 1 million each
Line of Credit Facility, Interest Rate During Period				2.50%
Debt Instrument, Maturity Date				Dec. 31, 2024